Note 12 - Commitments and Contingencies: VDF Agreements (Policies)	12 Months Ended
Dec. 31, 2015
Policies
VDF Agreements

VDF Agreements

On January 28, 2014 we entered into a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement (the "License Agreement") with VDF FutureCeuticals, Inc. ("VDF"). This arrangement included a settlement agreement (the "Settlement Agreement") and is structured on a series of agreements to settle claims asserted by and against the parties with respect to an action filed by VDF against our predecessor company SITC; and resolve a petition for cancellation of certain trademark registrations filed by SITC. Copies of the agreements which formed the settlement were included with our filing of a Current Report on Form 8-K on February 3, 2014. A summary of each agreement is as follows:

1.  Settlement Agreement

Under the Settlement Agreement the parties mutually filed voluntary dismissals with respect to the foregoing claim and petition for cancelation. The parties released each other from liability arising or accruing prior to January 28, 2014 for past monetary damages for any patent infringements and all other claims that the parties brought or could have brought prior to January 28, 2014. In addition, our Company agreed to  formally abandon all pending patent applications directed to coffee berries or coffee berry technology and cancel with prejudice all trademark proceedings.

2.   License Agreement

The License Agreement comprises a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement. The key elements include:

(a) Patents and Trademark License

In exchange for our ongoing compliance with certain Alternative Minimum Payments and royalties (and the terms and conditions related to raw materials discussed below), VDF granted us a non-exclusive, non-transferrable, non-sublicensable license to use and practice certain VDF patent rights and a non-exclusive license to use certain VDF trademarks and trademark rights.

(b) Raw Materials

VDF will supply us with raw materials. We are also permitted to have raw materials manufactured by a third party (subject to some limitations) solely for the use in the products that we sell. Additionally, we must share with VDF all details of certain input raw materials.

The License Agreement requires us to make quarterly payments, which may be a base amount (an "Alternative Minimum Payment", or "AMP"), or be grossed up to a higher amount subject to our use of rights under the License. The amount and schedule for the remaining AMPs is as follows:

Three Month Period Ended	Due Date	Amount

March 31, 2016	May 15, 2016	$75,000
June 30, 2016	August 14, 2016	$100,000
September 30, 2016	November 14, 2016	$100,000
December 31, 2016	February 14, 2017	$100,000
March 31, 2017	May 15, 2017	$100,000
June 30, 2017	August 14, 2017	$100,000
September 30, 2017	November 14, 2017	$100,000
December 31, 2017	February 14, 2018	$100,000
March 31, 2018	May 15, 2018	$100,000
June 30, 2018	August 14, 2018	$125,000
September 30, 2018	November 14, 2018	$125,000
December 31, 2018	February 14, 2019	$125,000
March 31, 2019	May 15, 2019	$125,000
Each quarter end thereafter	45 days after each quarter end	$150,000

AMP's are due forty five days after the end of each reporting period and we may rollover AMPs to the VDF senior convertible note (the "VDF Note"). During the year ended December 31, 2015, we rolled over four AMPs to VDF Note and during the year ended December 31, 2014, we made one cash license payment and rolled over three AMPs to the VDF Note.

3.  VDF Note

The VDF Note is a senior convertible note with a maturity date of December 31, 2018. Payment requirements are accelerated: (i) pursuant to an event of default; or (ii) if the License Agreement is terminated. Interest on the Senior Convertible Note is 7% per annum, subject to adjustment to 12% for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time. No indebtedness of our company shall rank senior to the payments due under the VDF Note unless prior written consent of VDF is obtained; and payments under the note are secured by the Security Agreement as described below. At any time and at the option of VDF, any principal outstanding under the VDF Note may be converted into restricted common shares of the Company based on the terms of the VDF Note. As described above in Note 8 - Long Term Debt, the conversion price of the VDF Note is presently $0.3823 per share.

4.  Pledge and Security Agreement

Under the Pledge and Security Agreement, we pledged collaterally assigned and granted to VDF a security interest in all of our right, title and interest, whether now owned or hereafter acquired, in and to our Company’s property to secure the prompt and complete payment and performance of obligations existing under any of the agreements.

5.  Warrant

We issued VDF a warrant (the "VDF Warrant") entitling VDF, from any time after the occurrence of a Warrant Exercise Event until the fifteenth anniversary of the issuance of the VDF Warrant, to purchase from our Company, shares of our common stock representing ten percent (10%) of our fully diluted outstanding shares of common stock at a purchase price of $0.001 per share. A Warrant Exercise Event comes into being if any of the following events occur:

i.	our Company reports $25,000,000 or more of gross sales in any fiscal year in our audited financial statements for such fiscal year;
ii.	our Company has a class of securities listed for trading on the New York Stock Exchange, the American Stock Exchange or NASDAQ;
iii.

our Company maintains an aggregate market capitalization of our company’s outstanding capital stock of at least $125,000,000 for twenty (20) consecutive trading days based on the closing prices for the shares of our common stock as reported on the OTC Bulletin Board; or

iv.	our Company has a change of control as defined in the VDF Warrant.

No circumstances have yet occurred which classify as a Warrant Exercise Event and therefore there is no right in place for VDF to exercise the VDF Warrant.

6.  Registration Rights Agreement

Under the Registration Rights Agreement we granted VDF, or an assignee, demand registration rights and incidental registration rights with respect to: (i) any shares of our common stock issued upon conversion of the VDF Note; (ii) any shares of our common stock issued upon exercise of the VDF Warrant; and (iii) any shares of our common stock acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement upon exercise or conversion of other convertible securities that are acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement. Pursuant to VDF’s demand registration right, at any time or from time to time, a holder or holders holding a majority of registrable securities then outstanding may require our Company to use our best efforts to effect the registration under the Securities Act of 1933, as amended, of all or part of their respective registrable securities (subject to any limits that may be imposed by the Securities and Exchange Commission pursuant to Rule 415 under the Securities Act), by delivering a written request to our company. In addition to the registration rights granted to VDF, there are restrictions on our granting of registration rights to other parties.

7.  Investor Rights Agreement

Under the Investor Rights Agreement VDF has the right to designate that number of nominees to our board of directors such that the total number of directors designated by VDF is in proportion to its percentage ownership of the outstanding voting power of the Company. From and after the date of the Investor Rights Agreement and until such time as: (i) the VDF Note has terminated; (ii) the VDF Warrant has terminated or been exercised; and (iii) VDF’s percentage interest is less than 1%, if VDF does not have a designee on our board of directors, VDF shall have the right to appoint one individual as a non-voting observer entitled to attend meetings of our board of directors. Also pursuant to the Investor Rights Agreement, for so long as: (i) the VDF Note remains outstanding, (ii) the VDF Warrant remains outstanding, or (iii) VDF owns a percentage interest equal or greater to 10%, we will require VDF’s consent before taking certain corporate actions, including, among others: (a) amending our constating documents, (b) making any material change to the nature of our business, (c) incurring indebtedness exceeding $7,500,000 at any one time outstanding; or (d) declaring or paying dividends.